LEASES - Balance sheet information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease - ROU assets	$ 521	$ 811
Liabilities
Operating lease liabilities	276	308
Operating lease liabilities	261	578
Total	537	886
Operating lease, cost	281	260	$ 134
Cash payments for operating leases	325	269	87
Short-term lease costs	$ 35	$ 34	$ 62
Weighted average incremental borrowing rate	3.67%	2.63%
Weighted average remaining lease term	26 months	37 months